Reclamation and Remediation (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclamation And Remediation Expenses [Abstract]
Reclamation							$ 11	$ 32	$ 61
Accretion							70	64
Reclamation and remediation expense, total	25	20	18	18	36	56	81	96	120
Reconciliation of Reclamation and Remediation Liabilities
Balance at beginning of period				1,539	1,539	1,539	1,539	1,240
Additions, changes in estimates and other							61	308
Liabilities settled							(59)	(73)
Accretion expense							70	64
Balance at end of period	1,611						1,611	1,539	1,240
Reclamation And Remediation (Textuals) [Abstract]
Asset Retirement Obligation	1,611						1,611	1,539	1,240
Additions, changes in estimates and other							61	308
Current portion of reclamation and remediation liabilities	98						98	82
Restricted Cash [Member]
Reclamation And Remediation (Textuals) [Abstract]
Asset retirement obligation restricted assets	11						11	12
Trust Funds [Member]
Reclamation And Remediation (Textuals) [Abstract]
Asset retirement obligation restricted assets	42						42	42
Marketable Equity Securities Long-Term [Member]
Reclamation And Remediation (Textuals) [Abstract]
Asset retirement obligation restricted assets	17						17	16
Operating Segments [Member]
Reclamation And Remediation Expenses [Abstract]
Accretion							61	55	50
Reconciliation of Reclamation and Remediation Liabilities
Balance at beginning of period				1,341	1,341	1,341	1,341
Additions, changes in estimates and other							48	245
Accretion expense							61	55	50
Balance at end of period	1,432						1,432	1,341
Reclamation And Remediation (Textuals) [Abstract]
Asset Retirement Obligation	1,432						1,432	1,341
Additions, changes in estimates and other							48	245
Nonoperating [Member]
Reclamation And Remediation Expenses [Abstract]
Accretion							9	9	9
Reconciliation of Reclamation and Remediation Liabilities
Balance at beginning of period				198	198	198	198
Additions, changes in estimates and other							13	63
Accretion expense							9	9	9
Balance at end of period	179						179	198
Reclamation And Remediation (Textuals) [Abstract]
Asset Retirement Obligation	179						179	198
Additions, changes in estimates and other							$ 13	$ 63